Average Annual Total Returns - DWS CROCI International Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Aug. 02, 1999	14.17%	2.55%	3.38%	13.57%	1.87%	2.51%	9.23%	1.96%	2.52%	Jun. 05, 2017	18.15%	3.23%	3.77%	Dec. 29, 2000	20.31%	3.00%	3.21%	Dec. 29, 2000	21.44%	4.06%	4.36%	Jun. 18, 1953	21.46%	4.01%	4.27%	16.09%	3.54%	3.98%